Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (307)	$ 110
Swiss defined benefit plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(4,017)	(4,446)
Return on plan assets excluding interest income	2,596	1,234
Asset ceiling effect excluding interest expense and foreign currency translation	1,237	3,336
Total gains / (losses) recognized in other comprehensive income, before tax	(184)	124
Swiss defined benefit plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(2,846)	(3,278)
Swiss defined benefit plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(227)	(74)
Swiss defined benefit plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
Swiss defined benefit plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	349	479
Swiss defined benefit plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
Swiss defined benefit plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(24)	(88)
Swiss defined benefit plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(1,269)	(1,484)
Other plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (123)	$ (15)